Risk management and concentrations of risk (Tables)	3 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
As of March 31, 2017, the following interest rate swap agreements were outstanding:

			Fair value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$169,443	(5,081)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	131,625	(721)	Sept 2019	1.9%
Grace interest rate swaps (2)	LIBOR	$143,500	(2,082)	March 2020	2.3%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments
As of March 31, 2017
Interest rate swaps	$(4,185)	$(3,699)
As of December 31, 2016
Interest rate swaps	$(3,534)	$(3,511)

Derivative Instruments, Gain (Loss) [Table Text Block]
The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated statements of income for the three months ended March 31, 2017 and 2016.

	Three months ended March 31,
(in thousands of U.S. dollars)	2017	2016
Interest rate swaps:
Ineffective portion of cash flow hedge	$4	$36
Amortization of amount excluded from hedge effectiveness	873	513
Reclassification from accumulated other comprehensive income	(214)	(214)
Unrealized gains (losses)	663	335
Realized gains (losses)	—	—
Total gains (losses) on derivative instruments	$663	$335

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated statements of changes in partners’ capital and other comprehensive income is as follows for the periods ended and as of March 31, 2017 and 2016.

	Cash Flow Hedge
	Before tax gains	Tax benefit		Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	926	—	926	926
Reclassification of amortization of cash flow hedge to earnings	214	(92)	122	122
Other comprehensive income for period	1,140	(92)	1,048	1,048
Balance as of March 31, 2017	$(5,807)	1,119	(4,688)	$(4,688)

	Cash Flow Hedge
	Before tax gains	Tax benefit		Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	(6,252)	—	(6,252)	(6,252)
Reclassification of amortization of cash flow hedge to earnings	214	(64)	150	150
Other comprehensive income for period	(6,038)	(64)	(6,102)	(6,102)
Balance as of March 31, 2016	$(14,868)	1,525	(13,343)	$(13,343)